Finance Income and Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finance income
Interest	$ 12.6	$ 3.7
Finance income	12.6	3.7
Finance expenses
Standby charges	2.2	2.2
Amortization of debt issue costs	0.9	1.1
Interest		0.2
Accretion of lease liabilities	0.1	0.1
Finance expenses	$ 3.2	$ 3.6